UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2026—July 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate Index Fund Investor Shares - VGSIX

Vanguard Real Estate Index Fund ETF Shares - VNQ

Vanguard Real Estate Index Fund Admiral™ Shares - VGSLX

Vanguard Real Estate Index Fund Institutional Shares - VGSNX

Vanguard Global Capital Cycles Fund Investor Shares - VGPMX

Vanguard Global ESG Select Stock Fund Investor Shares - VEIGX

Vanguard Global ESG Select Stock Fund Admiral™ Shares - VESGX

Vanguard Real Estate Index Fund
Investor Shares (VGSIX)
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.27%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR123

Vanguard Real Estate Index Fund
ETF Shares (VNQ) NYSE Arca
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR986

Vanguard Real Estate Index Fund
Admiral™ Shares (VGSLX)
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5123

Vanguard Real Estate Index Fund
Institutional Shares (VGSNX)
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3123

Vanguard Global Capital Cycles Fund
Investor Shares (VGPMX)
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$3,739
Number of Portfolio Holdings	94
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Africa	4.0%
Asia	17.6%
Europe	40.4%
North America	28.9%
Oceania	2.8%
South America	5.6%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR53

Vanguard Global ESG Select Stock Fund
Investor Shares (VEIGX)
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.51%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$1,611
Number of Portfolio Holdings	39
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Asia	14.5%
Europe	28.5%
North America	56.3%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2247

Vanguard Global ESG Select Stock Fund
Admiral™ Shares (VESGX)
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$22	0.41%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$1,611
Number of Portfolio Holdings	39
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of July 31, 2026)
Asia	14.5%
Europe	28.5%
North America	56.3%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR547

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2026
Vanguard Real Estate Index Funds

Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	16

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (94.3%)
Data Center REITs (8.6%)
	Equinix Inc.	3,751,939	3,824,276
	Digital Realty Trust Inc.	13,072,172	2,464,366
			6,288,642
Diversified REITs (1.6%)
	WP Carey Inc.	8,342,383	613,999
	Essential Properties Realty Trust Inc.	8,001,642	250,371
	Broadstone Net Lease Inc.	7,289,035	156,058
	Global Net Lease Inc.	7,332,101	63,936
	American Assets Trust Inc.	1,868,370	44,075
	CTO Realty Growth Inc.	1,175,914	25,835
	Gladstone Commercial Corp.	1,841,254	23,016
	AH Realty Trust Inc.	2,971,721	20,683
			1,197,973
Health Care REITs (15.0%)
	Welltower Inc.	26,540,492	6,222,153
	Ventas Inc.	18,088,066	1,691,415
	Healthpeak Properties Inc.	26,449,738	577,398
	Omega Healthcare Investors Inc.	11,244,394	569,304
	American Healthcare REIT Inc.	7,299,311	405,842
	CareTrust REIT Inc.	8,492,619	356,180
	Alexandria Real Estate Equities Inc.	5,927,663	304,978
	Healthcare Realty Trust Inc. Class A	12,607,863	264,891
	Sabra Health Care REIT Inc.	9,592,677	203,077
	National Health Investors Inc.	1,751,405	134,245
	LTC Properties Inc.	1,883,381	75,787
[1]	Medical Properties Trust Inc.	14,947,704	69,208
	Diversified Healthcare Trust	7,598,004	67,622
	Universal Health Realty Income Trust	487,827	21,182
	Community Healthcare Trust Inc.	1,031,508	18,887
	Chiron Real Estate Inc.	478,892	17,001
			10,999,170
Hotel & Resort REITs (2.3%)
	Host Hotels & Resorts Inc.	26,166,120	657,555
	Ryman Hospitality Properties Inc.	2,280,836	304,834
	Apple Hospitality REIT Inc.	8,517,507	140,624
	Park Hotels & Resorts Inc.	7,465,455	112,430
	DiamondRock Hospitality Co.	7,750,042	102,611
	Pebblebrook Hotel Trust	4,314,197	82,401
	Sunstone Hotel Investors Inc.	6,835,343	80,452
	Xenia Hotels & Resorts Inc.	3,509,092	72,217
	RLJ Lodging Trust	4,624,936	56,655
	Service Properties Trust	4,557,456	36,596
	Summit Hotel Properties Inc.	3,933,478	27,062
	Chatham Lodging Trust	1,698,141	22,636
			1,696,073
Industrial REITs (10.0%)
	Prologis Inc.	35,464,900	5,128,579
	EastGroup Properties Inc.	2,045,006	427,427
	First Industrial Realty Trust Inc.	5,043,386	332,057
	Rexford Industrial Realty Inc.	8,541,449	322,610
	Terreno Realty Corp.	4,042,308	289,631
	STAG Industrial Inc.	7,272,739	278,255
	Americold Realty Trust Inc.	10,838,011	152,708
	LXP Industrial Trust	2,247,591	136,047
	Lineage Inc.	2,591,701	109,810
	Innovative Industrial Properties Inc.	1,070,137	62,935
	Industrial Logistics Properties Trust	2,090,123	17,996

Real Estate Index Fund
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	602,926	14,657
			7,272,712
Multi-Family Residential REITs (5.7%)
	AvalonBay Communities Inc.	5,292,197	982,285
	Equity Residential	12,828,345	852,443
	Essex Property Trust Inc.	2,452,900	696,967
	Mid-America Apartment Communities Inc.	4,426,191	585,762
	UDR Inc.	11,158,100	425,793
	Camden Property Trust	3,685,283	408,366
	Independence Realty Trust Inc.	8,965,111	149,090
	Centerspace	638,745	35,029
	NexPoint Residential Trust Inc.	776,144	20,265
	Apartment Investment & Management Co. Class A	4,928,853	13,259
			4,169,259
Office REITs (2.3%)
	BXP Inc.	5,657,998	396,739
	Vornado Realty Trust	6,097,125	240,166
	Cousins Properties Inc.	6,321,091	199,430
	COPT Defense Properties	4,313,436	163,738
	Kilroy Realty Corp.	4,057,532	157,513
[1]	SL Green Realty Corp.	2,702,321	143,034
	Highwoods Properties Inc.	4,194,771	138,973
	Douglas Emmett Inc.	6,050,859	71,521
*	Piedmont Realty Trust Inc.	4,756,474	46,090
	Easterly Government Properties Inc. Class A	1,676,888	40,849
	JBG SMITH Properties	2,244,627	31,537
*	Hudson Pacific Properties Inc.	2,010,412	27,683
	Empire State Realty Trust Inc. Class A	5,347,173	27,057
	Brandywine Realty Trust	6,278,809	19,088
*,2	New York REIT Liquidating LLC	1,208	2
			1,703,420
Other (14.5%)[3]
[4,5]	Vanguard Real Estate II Index Fund	445,588,339	10,600,547
Other Specialized REITs (5.6%)
	Iron Mountain Inc.	11,317,007	1,384,296
	VICI Properties Inc. Class A	38,098,723	1,003,901
	Lamar Advertising Co. Class A	3,271,346	523,285
	Gaming & Leisure Properties Inc.	10,235,839	458,463
	Outfront Media Inc.	5,860,509	186,775
	EPR Properties	2,910,519	180,656
	Millrose Properties Inc.	5,865,740	164,123
	Four Corners Property Trust Inc.	4,175,280	106,887
	Safehold Inc.	1,775,455	28,727
	Farmland Partners Inc.	1,533,019	14,334
[1]	Gladstone Land Corp.	1,516,872	12,302
			4,063,749
Retail REITs (12.6%)
	Simon Property Group Inc.	12,357,917	2,834,535
	Realty Income Corp.	35,203,207	2,248,429
	Kimco Realty Corp.	25,643,527	653,397
	Regency Centers Corp.	6,268,485	503,297
	Federal Realty Investment Trust	2,953,968	366,558
	Agree Realty Corp.	4,569,068	355,474
	Brixmor Property Group Inc.	11,089,290	349,424
	NNN REIT Inc.	7,237,865	343,943
	Macerich Co.	9,764,683	252,319
	Kite Realty Group Trust	7,724,888	221,086
	Phillips Edison & Co. Inc.	4,792,313	203,625
	Tanger Inc.	4,357,380	177,171
	Acadia Realty Trust	4,986,516	112,047
	Urban Edge Properties	4,792,688	108,602
	Curbline Properties Corp.	3,513,329	107,648
	InvenTrust Properties Corp.	2,956,085	104,675
[1]	NETSTREIT Corp.	3,699,604	79,357
	Getty Realty Corp.	2,161,720	73,801
	CBL & Associates Properties Inc.	589,282	34,597
	Alexander's Inc.	82,568	21,055

Real Estate Index Fund
		Shares	Market Value• ($000)
	Saul Centers Inc.	511,907	17,441
	SITE Centers Corp.	1,797,794	7,695
			9,176,176
Self-Storage REITs (5.0%)
	Public Storage	6,379,972	2,068,196
	Extra Space Storage Inc.	8,034,585	1,189,440
	CubeSmart	8,499,307	352,381
	Smartstop Self Storage REIT Inc.	2,105,763	70,627
			3,680,644
Single-Family Residential REITs (2.9%)
	Invitation Homes Inc.	20,524,183	609,979
	Sun Communities Inc.	4,687,965	578,870
	Equity LifeStyle Properties Inc.	7,008,666	456,054
	American Homes 4 Rent Class A	12,088,685	404,004
	UMH Properties Inc.	3,072,890	46,431
			2,095,338
Telecom Tower REITs (6.9%)
	American Tower Corp.	17,731,284	3,073,895
	Crown Castle Inc.	16,589,444	1,265,775
	SBA Communications Corp.	4,024,518	728,357
			5,068,027
Timber REITs (1.3%)
	Weyerhaeuser Co.	27,430,614	686,588
	Rayonier Inc.	10,350,584	225,436
			912,024
Total Equity Real Estate Investment Trusts (REITs) (Cost $59,075,358)			68,923,754
Real Estate Management & Development (5.4%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,422,479	88,535
*	Tejon Ranch Co.	770,074	13,038
	RMR Group Inc. Class A	594,436	11,318
			112,891
Real Estate Development (0.1%)
*	Howard Hughes Holdings Inc.	1,190,990	76,128
*	Forestar Group Inc.	726,381	20,448
			96,576
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	1,058,935	82,088
*	Seaport Entertainment Group Inc.	279,552	7,333
			89,421
Real Estate Services (5.0%)
*	CBRE Group Inc. Class A	11,228,801	1,648,500
*	Jones Lang LaSalle Inc.	1,782,396	632,804
*	CoStar Group Inc.	15,895,272	457,148
*	Compass Inc. Class A	25,900,713	295,009
*	Zillow Group Inc. Class C	5,843,031	199,014
*,1	Opendoor Technologies Inc.	34,635,550	130,576
*	Cushman & Wakefield Ltd.	8,819,939	118,364
	Newmark Group Inc. Class A	5,897,217	88,429
*,1	Zillow Group Inc. Class A	1,485,061	51,517
	Marcus & Millichap Inc.	869,122	26,725
	AGNT Inc.	3,068,042	12,425
			3,660,511
Total Real Estate Management & Development (Cost $4,239,039)			3,959,399

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7] Vanguard Market Liquidity Fund, 3.718% (Cost $433,698)	4,337,664	433,723
Total Investments (100.3%) (Cost $63,748,095)		73,316,876
Other Assets and Liabilities—Net (-0.3%)		(219,182)
Net Assets (100%)		73,097,694

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $213,833.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $223,919 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AGNT Inc.	2/1/2027	GSI	2,586	(3.630)	—	(293)
BXP Inc.	8/31/2026	BANA	5,191	(3.630)	119	—
CoStar Group Inc.	8/31/2026	BANA	2,188	(3.630)	—	(32)
CubeSmart	2/1/2027	GSI	5,664	(3.630)	132	—
Lamar Advertising Co. Class A	2/1/2027	GSI	5,610	(3.630)	—	(20)
Medical Properties Trust Inc.	2/1/2027	GSI	17,869	(3.630)	—	(256)
Realty Income Corp.	8/31/2026	BANA	17,685	(3.630)	—	(372)
VICI Properties Inc. Class A	3/12/2027	CITNA	6,024	(4.299)	—	(117)
VICI Properties Inc. Class A	8/31/2027	BANA	86,555	(4.340)	—	(1,326)
Welltower Inc.	8/31/2026	BANA	65,065	(3.630)	—	(3,661)
					251	(6,077)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $54,979,758)	62,282,606
Affiliated Issuers (Cost $433,698)	433,723
Vanguard Real Estate II Index Fund (Cost $8,334,639)	10,600,547
Total Investments in Securities	73,316,876
Investment in Vanguard	1,298
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,150
Receivables for Accrued Income	23,098
Receivables for Capital Shares Issued	27,254
Unrealized Appreciation—Over-the-Counter Swap Contracts	251
Other Assets	150
Total Assets	73,374,077
Liabilities
Due to Custodian	1,841
Payables for Investment Securities Purchased	14,210
Collateral for Securities on Loan	223,919
Payables for Capital Shares Redeemed	26,711
Payables to Vanguard	3,625
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,077
Total Liabilities	276,383
Net Assets	73,097,694
1 Includes $213,833 of securities on loan.
At July 31, 2026, net assets consisted of:

Paid-in Capital	69,363,542
Total Distributable Earnings (Loss)	3,734,152
Net Assets	73,097,694

Investor Shares—Net Assets
Applicable to 1,921,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,142
Net Asset Value Per Share—Investor Shares	$32.86

ETF Shares—Net Assets
Applicable to 397,001,439 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,252,074
Net Asset Value Per Share—ETF Shares	$98.87

Admiral™ Shares—Net Assets
Applicable to 156,493,072 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,929,001
Net Asset Value Per Share—Admiral Shares	$140.13

Institutional Shares—Net Assets
Applicable to 546,548,507 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,853,477
Net Asset Value Per Share—Institutional Shares	$21.69
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	855,590
Dividends—Vanguard Real Estate II Index Fund	197,075
Interest—Unaffiliated Issuers	95
Interest—Affiliated Issuers	1,942
Securities Lending—Net	397
Total Income	1,055,099
Expenses
The Vanguard Group—Note C
Investment Advisory Services	177
Management and Administrative—Investor Shares	77
Management and Administrative—ETF Shares	19,539
Management and Administrative—Admiral Shares	11,349
Management and Administrative—Institutional Shares	4,975
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	614
Marketing and Distribution—Admiral Shares	449
Marketing and Distribution—Institutional Shares	161
Custodian Fees	24
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	735
Shareholders’ Reports—Admiral Shares	243
Shareholders’ Reports—Institutional Shares	107
Trustees’ Fees and Expenses	17
Other Expenses	68
Total Expenses	38,538
Net Investment Income	1,016,561
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	98,967
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	216,076
Investment Securities Sold—Affiliated Issuers	(20)
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Futures Contracts	71
Swap Contracts	8,099
Realized Net Gain (Loss)	323,193
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	5,023,462
Investment Securities—Affiliated Issuers	(8)
Investment Securities—Vanguard Real Estate II Index Fund	857,189
Swap Contracts	(4,779)
Change in Unrealized Appreciation (Depreciation)	5,875,864
Net Increase (Decrease) in Net Assets Resulting from Operations	7,215,618

1	Includes $594,703 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,016,561	1,843,383
Realized Net Gain (Loss)	323,193	750,390
Change in Unrealized Appreciation (Depreciation)	5,875,864	12,880
Net Increase (Decrease) in Net Assets Resulting from Operations	7,215,618	2,606,653
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(1,150)	(2,015)
ETF Shares	(702,391)	(994,642)
Admiral Shares	(400,632)	(588,176)
Institutional Shares	(213,122)	(295,796)
Return of Capital
Investor Shares	—	(687)
ETF Shares	—	(322,800)
Admiral Shares	—	(192,134)
Institutional Shares	—	(95,970)
Total Distributions	(1,317,295)	(2,492,220)
Capital Share Transactions
Investor Shares	(5,822)	(15,896)
ETF Shares	1,202,737	(239,183)
Admiral Shares	(249,622)	(195,796)
Institutional Shares	510,206	232,526
Net Increase (Decrease) from Capital Share Transactions	1,457,499	(218,349)
Total Increase (Decrease)	7,355,822	(103,916)
Net Assets
Beginning of Period	65,741,872	65,845,788
End of Period	73,097,694	65,741,872
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$30.18	$30.11	$27.89	$30.26	$35.37	$28.23
Investment Operations
Net Investment Income[1]	.440	.813	.774	.787	.684	.602
Net Realized and Unrealized Gain (Loss) on Investments	2.816	.368	2.544	(2.036)	(4.766)	7.475
Total from Investment Operations	3.256	1.181	3.318	(1.249)	(4.082)	8.077
Distributions
Dividends from Net Investment Income	(.576 )	(.838 )	(.836 )	(.833 )	(.686 )	(.620 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.273 )	(.262 )	(.288 )	(.342 )	(.317 )
Total Distributions	(.576 )	(1.111)	(1.098)	(1.121)	(1.028)	(.937 )
Net Asset Value, End of Period	$32.86	$30.18	$30.11	$27.89	$30.26	$35.37
Total Return[2]	10.94%	4.04%	12.07%	-3.91%	-11.39%	28.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63	$64	$79	$86	$127	$196
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%[3]	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.81%	2.72%	2.62%	2.87%	2.18%	1.77%
Portfolio Turnover Rate[5]	4%	7%	7%	9%	7%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$90.81	$90.61	$83.94	$91.06	$106.44	$84.96
Investment Operations
Net Investment Income[1]	1.392	2.567	2.473	2.527	2.240	1.960
Net Realized and Unrealized Gain (Loss) on Investments	8.469	1.105	7.631	(6.154)	(14.394)	22.486
Total from Investment Operations	9.861	3.672	10.104	(3.627)	(12.154)	24.446
Distributions
Dividends from Net Investment Income	(1.801)	(2.620)	(2.613)	(2.595)	(2.152)	(1.943)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.852 )	(.821 )	(.898 )	(1.074)	(1.023)
Total Distributions	(1.801)	(3.472)	(3.434)	(3.493)	(3.226)	(2.966)
Net Asset Value, End of Period	$98.87	$90.81	$90.61	$83.94	$91.06	$106.44
Total Return	11.02%	4.18%	12.22%	-3.81%	-11.25%	28.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,252	$34,928	$35,127	$32,359	$36,825	$46,673
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%[2]	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.95%	2.85%	2.78%	3.07%	2.38%	1.90%
Portfolio Turnover Rate[4]	4%	7%	7%	9%	7%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$128.70	$128.41	$118.96	$129.05	$150.85	$120.40
Investment Operations
Net Investment Income[1]	1.965	3.630	3.495	3.613	3.201	2.761
Net Realized and Unrealized Gain (Loss) on Investments	12.018	1.580	10.820	(8.752)	(20.428)	31.890
Total from Investment Operations	13.983	5.210	14.315	(5.139)	(17.227)	34.651
Distributions
Dividends from Net Investment Income	(2.553)	(3.713)	(3.702)	(3.678)	(3.050)	(2.770)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.207)	(1.163)	(1.273)	(1.523)	(1.431)
Total Distributions	(2.553)	(4.920)	(4.865)	(4.951)	(4.573)	(4.201)
Net Asset Value, End of Period	$140.13	$128.70	$128.41	$118.96	$129.05	$150.85
Total Return[2]	11.02%	4.19%	12.22%	-3.75%	-11.26%	28.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,929	$20,365	$20,511	$19,879	$22,110	$25,764
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%[3]	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.94%	2.85%	2.77%	3.10%	2.41%	1.90%
Portfolio Turnover Rate[5]	4%	7%	7%	9%	7%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$19.92	$19.88	$18.41	$19.97	$23.35	$18.64
Investment Operations
Net Investment Income[1]	.307	.566	.542	.565	.500	.432
Net Realized and Unrealized Gain (Loss) on Investments	1.860	.240	1.685	(1.355)	(3.168)	4.933
Total from Investment Operations	2.167	.806	2.227	(.790 )	(2.668)	5.365
Distributions
Dividends from Net Investment Income	(.397 )	(.578 )	(.576 )	(.572 )	(.475 )	(.432 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.188 )	(.181 )	(.198 )	(.237 )	(.223 )
Total Distributions	(.397 )	(.766 )	(.757 )	(.770 )	(.712 )	(.655 )
Net Asset Value, End of Period	$21.69	$19.92	$19.88	$18.41	$19.97	$23.35
Total Return	11.04%	4.18%	12.28%	-3.73%	-11.27%	28.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,853	$10,385	$10,128	$9,885	$10,610	$12,089
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%[2]	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.97%	2.87%	2.78%	3.13%	2.43%	1.92%
Portfolio Turnover Rate[4]	4%	7%	7%	9%	7%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2026.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Real Estate Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,298,000, representing less than 0.01% of the fund’s net assets and 0.52% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Real Estate Index Fund
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,883,151	—	2	72,883,153
Temporary Cash Investments	433,723	—	—	433,723
Total	73,316,874	—	2	73,316,876

Derivative Financial Instruments
Assets
Swap Contracts	—	251	—	251
Liabilities
Swap Contracts	—	(6,077)	—	(6,077)

E. As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	64,179,635
Gross Unrealized Appreciation	16,478,349
Gross Unrealized Depreciation	(7,346,934)
Net Unrealized Appreciation (Depreciation)	9,131,415
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $5,543,375,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended July 31, 2026, the fund purchased $2,866,961,000 of investment securities and sold $2,492,883,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,646,948,000 and $1,675,181,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2026, such purchases were $0 and sales were $103,000, resulting in net realized gain of $14,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,542	113	6,582	220
Issued in Lieu of Cash Distributions	1,150	38	2,702	91
Redeemed	(10,514)	(336)	(25,180)	(843)
Net Increase (Decrease)—Investor Shares	(5,822)	(185)	(15,896)	(532)

Real Estate Index Fund
	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,876,462	30,078	5,317,954	58,940
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,673,725)	(17,700)	(5,557,137)	(62,000)
Net Increase (Decrease)—ETF Shares	1,202,737	12,378	(239,183)	(3,060)
Admiral Shares
Issued	1,262,894	9,402	2,513,223	19,732
Issued in Lieu of Cash Distributions	354,883	2,723	689,253	5,454
Redeemed	(1,867,399)	(13,865)	(3,398,272)	(26,679)
Net Increase (Decrease)—Admiral Shares	(249,622)	(1,740)	(195,796)	(1,493)
Institutional Shares
Issued	980,202	47,312	1,564,689	79,308
Issued in Lieu of Cash Distributions	207,694	10,289	380,478	19,453
Redeemed	(677,690)	(32,399)	(1,712,641)	(87,009)
Net Increase (Decrease)—Institutional Shares	510,206	25,202	232,526	11,752
H. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2026 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	221,837	NA2	NA2	(20)	(8)	1,942	—	433,723
Vanguard Real Estate II Index Fund	9,546,283	197,075	—	—	857,189	197,075	—	10,600,547
Total	9,768,120	197,075	—	(20)	857,181	199,017	—	11,034,270

1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (93.1%)
Data Center REITs (10.1%)
Equinix Inc.	658,449	671,144
Digital Realty Trust Inc.	2,294,114	432,486
		1,103,630
Diversified REITs (1.9%)
WP Carey Inc.	1,464,034	107,753
Essential Properties Realty Trust Inc.	1,404,219	43,938
Broadstone Net Lease Inc.	1,278,893	27,381
Global Net Lease Inc.	1,288,104	11,232
American Assets Trust Inc.	327,575	7,728
CTO Realty Growth Inc.	207,025	4,548
Gladstone Commercial Corp.	322,604	4,033
AH Realty Trust Inc.	524,462	3,650
		210,263
Health Care REITs (17.7%)
Welltower Inc.	4,703,726	1,102,742
Ventas Inc.	3,174,396	296,838
Healthpeak Properties Inc.	4,641,687	101,328
Omega Healthcare Investors Inc.	1,973,317	99,909
American Healthcare REIT Inc.	1,281,010	71,224
CareTrust REIT Inc.	1,490,421	62,508
Alexandria Real Estate Equities Inc.	1,040,215	53,519
Healthcare Realty Trust Inc. Class A	2,212,467	46,484
Sabra Health Care REIT Inc.	1,683,291	35,635
National Health Investors Inc.	307,320	23,556
Medical Properties Trust Inc.	3,290,997	15,237
LTC Properties Inc.	330,702	13,308
Diversified Healthcare Trust	1,334,253	11,875
Universal Health Realty Income Trust	86,090	3,738
Community Healthcare Trust Inc.	182,383	3,339
Chiron Real Estate Inc.	84,558	3,002
		1,944,242
Hotel & Resort REITs (2.7%)
Host Hotels & Resorts Inc.	4,592,025	115,398
Ryman Hospitality Properties Inc.	400,261	53,495
Apple Hospitality REIT Inc.	1,494,328	24,671
DiamondRock Hospitality Co.	1,359,690	18,002
Pebblebrook Hotel Trust	756,989	14,458
Sunstone Hotel Investors Inc.	1,198,810	14,110
Park Hotels & Resorts Inc.	909,791	13,701
Xenia Hotels & Resorts Inc.	616,241	12,682
RLJ Lodging Trust	810,926	9,934
Service Properties Trust	799,320	6,419
Summit Hotel Properties Inc.	690,866	4,753
Chatham Lodging Trust	299,518	3,993
		291,616
Industrial REITs (11.6%)
Prologis Inc.	6,223,943	900,044
EastGroup Properties Inc.	358,903	75,014
First Industrial Realty Trust Inc.	885,077	58,273
Rexford Industrial Realty Inc.	1,498,915	56,614
Terreno Realty Corp.	709,415	50,830
STAG Industrial Inc.	1,276,274	48,830
Americold Realty Trust Inc.	1,901,839	26,797
LXP Industrial Trust	394,327	23,869
Lineage Inc.	454,759	19,268
Innovative Industrial Properties Inc.	187,787	11,044
Industrial Logistics Properties Trust	369,279	3,180

Real Estate II Index Fund
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	105,114	2,555
			1,276,318
Multi-Family Residential REITs (6.7%)
	AvalonBay Communities Inc.	928,760	172,387
	Equity Residential	2,251,316	149,600
	Essex Property Trust Inc.	430,478	122,316
	Mid-America Apartment Communities Inc.	776,785	102,800
	UDR Inc.	1,958,228	74,726
	Camden Property Trust	646,753	71,667
	Independence Realty Trust Inc.	1,572,988	26,159
	Centerspace	111,885	6,136
	NexPoint Residential Trust Inc.	136,710	3,569
	Apartment Investment & Management Co. Class A	862,696	2,320
			731,680
Office REITs (2.7%)
	BXP Inc.	1,006,071	70,546
	Vornado Realty Trust	1,069,944	42,145
	Cousins Properties Inc.	1,109,107	34,992
	COPT Defense Properties	756,862	28,731
	Kilroy Realty Corp.	711,941	27,638
	SL Green Realty Corp.	474,161	25,097
	Highwoods Properties Inc.	735,994	24,383
	Douglas Emmett Inc.	1,062,263	12,556
*	Piedmont Realty Trust Inc.	834,073	8,082
	Easterly Government Properties Inc. Class A	293,341	7,146
	JBG SMITH Properties	394,375	5,541
*	Hudson Pacific Properties Inc.	353,073	4,862
	Empire State Realty Trust Inc. Class A	938,671	4,750
	Brandywine Realty Trust	1,107,338	3,366
			299,835
Other Specialized REITs (6.5%)
	Iron Mountain Inc.	1,986,067	242,936
	VICI Properties Inc. Class A	6,683,768	176,117
	Lamar Advertising Co. Class A	580,244	92,816
	Gaming & Leisure Properties Inc.	1,796,322	80,457
	Outfront Media Inc.	1,028,387	32,775
	EPR Properties	510,698	31,699
	Millrose Properties Inc.	1,029,281	28,799
	Four Corners Property Trust Inc.	732,476	18,751
	Safehold Inc.	312,574	5,058
	Farmland Partners Inc.	268,944	2,515
	Gladstone Land Corp.	265,479	2,153
			714,076
Retail REITs (14.7%)
	Simon Property Group Inc.	2,168,746	497,445
	Realty Income Corp.	6,225,453	397,620
	Kimco Realty Corp.	4,500,307	114,668
	Regency Centers Corp.	1,100,144	88,330
	Federal Realty Investment Trust	518,423	64,331
	Agree Realty Corp.	801,870	62,385
	Brixmor Property Group Inc.	1,946,108	61,322
	NNN REIT Inc.	1,270,203	60,360
	Macerich Co.	1,713,537	44,278
	Kite Realty Group Trust	1,355,631	38,798
	Phillips Edison & Co. Inc.	840,947	35,732
	Tanger Inc.	764,605	31,089
	Acadia Realty Trust	874,697	19,654
	Urban Edge Properties	841,013	19,057
	Curbline Properties Corp.	616,374	18,886
	InvenTrust Properties Corp.	518,683	18,367
[1]	NETSTREIT Corp.	649,002	13,921
	Getty Realty Corp.	379,473	12,955
	CBL & Associates Properties Inc.	103,487	6,076
	Alexander's Inc.	14,540	3,708
	Saul Centers Inc.	89,654	3,054
	SITE Centers Corp.	314,863	1,348
			1,613,384

Real Estate II Index Fund
		Shares	Market Value• ($000)
Self-Storage REITs (5.5%)
	Public Storage	999,655	324,058
	Extra Space Storage Inc.	1,410,025	208,740
	CubeSmart	1,516,126	62,858
	Smartstop Self Storage REIT Inc.	369,491	12,393
			608,049
Single-Family Residential REITs (3.4%)
	Invitation Homes Inc.	3,601,924	107,049
	Sun Communities Inc.	822,717	101,589
	Equity LifeStyle Properties Inc.	1,230,026	80,038
	American Homes 4 Rent Class A	2,121,507	70,901
	UMH Properties Inc.	538,832	8,142
			367,719
Telecom Tower REITs (8.1%)
	American Tower Corp.	3,111,747	539,453
	Crown Castle Inc.	2,911,340	222,135
	SBA Communications Corp.	706,277	127,822
			889,410
Timber REITs (1.5%)
	Weyerhaeuser Co.	4,813,899	120,492
	Rayonier Inc.	1,816,343	39,560
			160,052
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,637,991)			10,210,274
Real Estate Management & Development (6.3%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	249,689	15,541
*	Tejon Ranch Co.	135,020	2,286
	RMR Group Inc. Class A	104,323	1,986
			19,813
Real Estate Development (0.1%)
*	Howard Hughes Holdings Inc.	209,015	13,360
*	Forestar Group Inc.	127,875	3,600
			16,960
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	185,824	14,405
*	Seaport Entertainment Group Inc.	49,046	1,287
			15,692
Real Estate Services (5.9%)
*	CBRE Group Inc. Class A	1,970,600	289,304
*	Jones Lang LaSalle Inc.	312,797	111,052
*	CoStar Group Inc.	2,802,697	80,605
*	Compass Inc. Class A	4,545,339	51,771
*	Zillow Group Inc. Class C	1,022,888	34,839
*	Opendoor Technologies Inc.	6,078,155	22,915
*	Cushman & Wakefield Ltd.	1,547,443	20,767
	Newmark Group Inc. Class A	1,034,485	15,512
*	Zillow Group Inc. Class A	263,091	9,127
	Marcus & Millichap Inc.	152,835	4,700
	AGNT Inc.	637,516	2,582
			643,174
Total Real Estate Management & Development (Cost $683,347)			695,639

Real Estate II Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 3.718% (Cost $75,775)	757,848	75,777
Total Investments (100.1%) (Cost $8,397,113)		10,981,690
Other Assets and Liabilities—Net (-0.1%)		(14,694)
Net Assets (100%)		10,966,996

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,500.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,292 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Park Hotels & Resorts Inc.	2/1/2027	GSI	5,820	(3.630)	195	—
Public Storage	8/31/2026	BANA	38,882	(3.630)	6	—
VICI Properties Inc. Class A	3/12/2027	CITNA	1,089	(4.292)	—	(21)
VICI Properties Inc. Class A	8/31/2027	BANA	15,223	(4.341)	—	(233)
					201	(254)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $216 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,321,338)	10,905,913
Affiliated Issuers (Cost $75,775)	75,777
Total Investments in Securities	10,981,690
Investment in Vanguard	229
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,060
Receivables for Accrued Income	4,130
Receivables for Capital Shares Issued	57
Unrealized Appreciation—Over-the-Counter Swap Contracts	201
Total Assets	10,987,367
Liabilities
Due to Custodian	315
Payables for Investment Securities Purchased	121
Collateral for Securities on Loan	19,292
Payables to Vanguard	389
Unrealized Depreciation—Over-the-Counter Swap Contracts	254
Total Liabilities	20,371
Net Assets	10,966,996
1 Includes $18,500 of securities on loan.
At July 31, 2026, net assets consisted of:

Paid-in Capital	8,636,089
Total Distributable Earnings (Loss)	2,330,907
Net Assets	10,966,996

Net Assets
Applicable to 460,956,195 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,966,996
Net Asset Value Per Share	$23.79
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends	149,683
Interest[1]	611
Securities Lending—Net	57
Total Income	150,351
Expenses
The Vanguard Group—Note C
Investment Advisory Services	23
Management and Administrative	4,030
Marketing and Distribution	67
Custodian Fees	6
Shareholders’ Reports	8
Trustees’ Fees and Expenses	3
Other Expenses	5
Total Expenses	4,142
Net Investment Income	146,209
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,409
Investment Securities Sold[1]	(45,660)
Swap Contracts	3,554
Realized Net Gain (Loss)	(24,697)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	969,596
Swap Contracts	126
Change in Unrealized Appreciation (Depreciation)	969,722
Net Increase (Decrease) in Net Assets Resulting from Operations	1,091,234

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $596, ($5), and ($1), respectively.
Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	146,209	278,622
Realized Net Gain (Loss)	(24,697)	(56,886)
Change in Unrealized Appreciation (Depreciation)	969,722	179,940
Net Increase (Decrease) in Net Assets Resulting from Operations	1,091,234	401,676
Distributions
Net Investment Income and/or Realized Capital Gains	(203,946)	(268,452)
Return of Capital	—	(88,975)
Total Distributions	(203,946)	(357,427)
Capital Share Transactions
Issued	9,622	41,919
Issued in Lieu of Cash Distributions	203,946	357,427
Redeemed	(16,131)	(6,572)
Net Increase (Decrease) from Capital Share Transactions	197,437	392,774
Total Increase (Decrease)	1,084,725	437,023
Net Assets
Beginning of Period	9,882,271	9,445,248
End of Period	10,966,996	9,882,271
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$21.86	$21.78	$20.16	$21.86	$25.69	$20.50
Investment Operations
Net Investment Income[1]	.320	.630	.599	.620	.558	.484
Net Realized and Unrealized Gain (Loss) on Investments	2.059	.261	1.836	(1.476)	(3.493)	5.427
Total from Investment Operations	2.379	.891	2.435	(.856 )	(2.935)	5.911
Distributions
Dividends from Net Investment Income	(.449 )	(.609 )	(.618 )	(.625 )	(.528 )	(.477 )
Distributions from Realized Capital Gains	—	—	—	—	(.238 )	(.034 )
Return of Capital	—	(.202 )	(.197 )	(.219 )	(.129 )	(.210 )
Total Distributions	(.449 )	(.811 )	(.815 )	(.844 )	(.895 )	(.721 )
Net Asset Value, End of Period	$23.79	$21.86	$21.78	$20.16	$21.86	$25.69
Total Return	11.04%	4.22%	12.26%	-3.68%	-11.23%	28.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,967	$9,882	$9,445	$8,426	$8,690	$9,542
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.82%	2.91%	2.80%	3.14%	2.47%	1.95%
Portfolio Turnover Rate	2%	3%	4%	6%	5%[3]	6%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2026, the Real Estate Index Fund was the record and beneficial owner of 96.7% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $229,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,905,913	—	—	10,905,913
Temporary Cash Investments	75,777	—	—	75,777
Total	10,981,690	—	—	10,981,690

Derivative Financial Instruments
Assets
Swap Contracts	—	201	—	201
Liabilities
Swap Contracts	—	(254)	—	(254)

Real Estate II Index Fund
E. As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,443,508
Gross Unrealized Appreciation	3,524,181
Gross Unrealized Depreciation	(986,052)
Net Unrealized Appreciation (Depreciation)	2,538,129
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $145,048,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended July 31, 2026, the fund purchased $426,683,000 of investment securities and sold $254,205,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2026, such purchases were $92,000 and sales were $1,000, resulting in net realized gain of less than $500; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	Shares (000)	Shares (000)
Issued	425	1,947
Issued in Lieu of Cash Distributions	9,197	16,666
Redeemed	(700)	(303)
Net Increase (Decrease) in Shares Outstanding	8,922	18,310
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1232 092026

Financial Statements
For the six-months ended July 31, 2026
Vanguard Global Capital Cycles Fund

Contents
Financial Statements	1

Global Capital Cycles Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (2.8%)
	BHP Group Ltd. ADR	602,148	50,876
	BHP Group Ltd.	877,661	36,994
*	Bellevue Gold Ltd.	19,770,189	17,310
			105,180
Brazil (5.6%)
	Banco Bradesco SA ADR	15,470,976	55,850
	Ambev SA	17,170,642	54,163
	Lojas Renner SA	17,873,492	47,953
	Suzano SA	4,176,321	35,690
*	Natura Cosmeticos SA	9,974,616	16,489
			210,145
Canada (10.3%)
	Teck Resources Ltd. Class B	2,119,050	127,519
	Nutrien Ltd.	1,082,729	74,784
	Eldorado Gold Corp.	1,825,084	55,084
	Barrick Mining Corp.	979,570	35,979
*	Hemlo Mining Corp.	7,952,942	28,820
	Lundin Mining Corp.	851,737	21,089
*	LunR Royalties Corp.	1,338,423	17,711
	B2Gold Corp.	3,816,445	14,312
*,1	Abaxx Technologies Inc.	500,000	8,778
			384,076
China (10.5%)
*	Baidu Inc. Class A	5,700,700	78,969
	Zijin Mining Group Co. Ltd. Class H	17,028,696	72,304
	JD.com Inc. Class A	3,391,519	55,790
	Tencent Holdings Ltd.	852,496	52,090
	China Mengniu Dairy Co. Ltd.	13,482,713	32,531
	ENN Energy Holdings Ltd.	5,225,790	31,271
	Alibaba Group Holding Ltd.	1,929,575	29,394
*,1	DiDi Global Inc. ADR	6,020,236	21,312
	Shenzhou International Group Holdings Ltd.	1,821,151	10,350
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	18,413,764	7,883
			391,894
Finland (0.5%)
	Stora Enso OYJ	1,540,829	17,719
France (6.6%)
	Societe Generale SA	674,921	63,440
	Arkema SA	554,715	37,783
	Engie SA	1,195,504	37,265
	Sanofi SA	385,811	33,223
	Valeo SE	1,380,489	23,885
	IPSOS SA	504,614	20,848
	APERAM SA	278,928	14,734
	Sopra Steria Group	66,813	14,182
			245,360
Germany (3.5%)
	Brenntag SE	944,016	66,569
*,2	Zalando SE	1,036,296	33,799
*	Wacker Chemie AG	284,874	29,178
			129,546
Hong Kong (0.2%)
	ASMPT Ltd.	379,802	7,288
Indonesia (0.3%)
	Bank Negara Indonesia Persero Tbk. PT	33,178,781	6,496
1

Global Capital Cycles Fund
		Shares	Market Value• ($000)
	Telkom Indonesia Persero Tbk. PT	41,563,000	6,068
			12,564
Japan (1.0%)
	SUMCO Corp.	1,231,940	25,045
	Mitsubishi Estate Co. Ltd.	526,440	12,781
			37,826
Mexico (2.6%)
	America Movil SAB de CV Class B	50,956,564	64,933
*	Esentia Energy Development SAB de CV	5,636,331	17,209
	Cemex SAB de CV ADR	1,316,626	15,563
			97,705
Netherlands (2.3%)
	Heineken NV	934,327	84,594
South Africa (4.0%)
	Anglogold Ashanti plc	1,300,051	103,121
	Valterra Platinum Ltd. (XLON)	320,867	24,294
	Valterra Platinum Ltd.	311,594	23,332
			150,747
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	733,514	127,672
	LG Uplus Corp.	385,378	3,951
			131,623
Switzerland (1.2%)
	Swatch Group AG	141,261	31,582
	Adecco Group AG (Registered)	543,184	15,183
			46,765
Taiwan (2.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	189,689	76,682
United Kingdom (26.3%)
	Anglo American plc	3,235,288	163,775
	Glencore plc	16,722,680	123,168
	GSK plc	3,151,409	81,946
	Prudential plc	4,785,948	71,926
	Rio Tinto plc	676,445	65,730
	British American Tobacco plc	947,003	57,446
	Hikma Pharmaceuticals plc	2,567,787	54,817
	Rio Tinto plc ADR	563,492	54,574
	Derwent London plc	1,727,191	49,014
	Unilever plc	761,160	48,431
	Haleon plc	9,152,077	44,805
	Hammerson plc	6,645,069	34,389
	Serco Group plc	7,755,674	25,302
	Shell plc	549,283	25,142
	Domino's Pizza Group plc	6,473,380	17,651
	Hays plc	19,724,846	15,062
	Michael Page plc	4,709,971	11,577
	Travis Perkins plc	1,418,842	10,630
	UNITE Group plc	1,439,021	10,453
	Mondi plc	815,162	9,828
	Reckitt Benckiser Group plc	130,416	9,204
			984,870
United States (16.0%)
	American Water Works Co. Inc.	745,010	99,958
*	Molina Healthcare Inc.	485,957	95,063
	Merck & Co. Inc.	513,297	66,831
	Diamondback Energy Inc.	322,469	65,445
	Pfizer Inc.	1,516,450	37,926
*	Centene Corp.	560,824	34,894
	Viper Energy Inc. Class A	751,964	33,545
	Mosaic Co.	1,255,230	27,766
	Royal Gold Inc.	115,783	22,966
*	First Solar Inc.	101,193	21,355
	Voya Financial Inc.	204,517	20,335
	American Electric Power Co. Inc.	150,796	19,279
*	Antero Resources Corp.	448,770	16,219
2

Global Capital Cycles Fund
	Shares	Market Value• ($000)
Archer-Daniels-Midland Co.	183,060	14,511
CVS Health Corp.	124,793	13,032
Pilgrim's Pride Corp.	340,597	9,319
		598,444
Total Common Stocks (Cost $2,988,241)		3,713,028
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund, 3.718% (Cost $66,391)	663,979	66,391
Total Investments (101.1%) (Cost $3,054,632)		3,779,419
Other Assets and Liabilities—Net (-1.1%)		(40,458)
Net Assets (100%)		3,738,961

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,328.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $33,799, representing 0.9% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,436 was received for securities on loan.

ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,988,241)	3,713,028
Affiliated Issuers (Cost $66,391)	66,391
Total Investments in Securities	3,779,419
Investment in Vanguard	78
Foreign Currency, at Value (Cost $1,998)	1,999
Receivables for Investment Securities Sold	2,385
Receivables for Accrued Income	7,540
Receivables for Capital Shares Issued	2,154
Other Assets	48
Total Assets	3,793,623
Liabilities
Payables for Investment Securities Purchased	38,022
Collateral for Securities on Loan	12,436
Payables for Capital Shares Redeemed	2,223
Payables to Investment Advisor	1,611
Payables to Vanguard	370
Total Liabilities	54,662
Net Assets	3,738,961
1 Includes $11,328 of securities on loan.
At July 31, 2026, net assets consisted of:

Paid-in Capital	4,172,037
Total Distributable Earnings (Loss)	(433,076)
Net Assets	3,738,961

Net Assets
Applicable to 159,300,564 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,738,961
Net Asset Value Per Share	$23.47
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Capital Cycles Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends[1]	55,584
Interest[2]	1,328
Securities Lending—Net	304
Total Income	57,216
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,572
Performance Adjustment	622
The Vanguard Group—Note C
Management and Administrative	4,031
Marketing and Distribution	149
Custodian Fees	64
Shareholders’ Reports	31
Trustees’ Fees and Expenses	1
Other Expenses	39
Total Expenses	7,509
Expenses Paid Indirectly	(1)
Net Expenses	7,508
Net Investment Income	49,708
Realized Net Gain (Loss)
Investment Securities Sold[2]	418,718
Foreign Currencies	(560)
Realized Net Gain (Loss)	418,158
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(259,429)
Foreign Currencies	(209)
Change in Unrealized Appreciation (Depreciation)	(259,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	208,228

1	Dividends are net of foreign withholding taxes of $2,489.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,284, ($23), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,708	54,896
Realized Net Gain (Loss)	418,158	351,395
Change in Unrealized Appreciation (Depreciation)	(259,638)	840,574
Net Increase (Decrease) in Net Assets Resulting from Operations	208,228	1,246,865
Distributions
Total Distributions	(43,927)	(72,262)
Capital Share Transactions
Issued	691,115	1,349,557
Issued in Lieu of Cash Distributions	38,258	61,185
Redeemed	(741,131)	(430,134)
Net Increase (Decrease) from Capital Share Transactions	(11,758)	980,608
Total Increase (Decrease)	152,543	2,155,211
Net Assets
Beginning of Period	3,586,418	1,431,207
End of Period	3,738,961	3,586,418
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$22.42	$13.12	$11.74	$12.43	$11.28	$9.57
Investment Operations
Net Investment Income[1]	.301	.447	.284	.377	.392	.356
Net Realized and Unrealized Gain (Loss) on Investments	1.014	9.383	1.435	(.672 )	1.134	1.715
Total from Investment Operations	1.315	9.830	1.719	(.295 )	1.526	2.071
Distributions
Dividends from Net Investment Income	(.265 )	(.530 )	(.339 )	(.395 )	(.376 )	(.361 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.265 )	(.530 )	(.339 )	(.395 )	(.376 )	(.361 )
Net Asset Value, End of Period	$23.47	$22.42	$13.12	$11.74	$12.43	$11.28
Total Return[2]	6.00%	75.37%	14.76%	-2.52%	13.81%	21.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,739	$3,586	$1,431	$1,327	$1,520	$1,359
Ratio of Total Expenses to Average Net Assets[3]	0.40%[4]	0.42%[4]	0.44%	0.44%	0.43%[4]	0.36%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.62%	2.16%	3.14%	3.45%	3.28%
Portfolio Turnover Rate	33%	50%	32%	67%	63%	57%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.05%, 0.07%, 0.06%, 0.05%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.40%, 0.42%, and 0.43%, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades;
such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
8

Global Capital Cycles Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B. Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Custom Global Capital Cycles Index for the preceding five years. For the six months ended July 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $622,000 (0.03%) based on performance.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $78,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2026, these arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,290,370	—	—	1,290,370
Common Stocks—Other	306,565	2,116,093	—	2,422,658
Temporary Cash Investments	66,391	—	—	66,391
Total	1,663,326	2,116,093	—	3,779,419

F. As of July 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,114,631
Gross Unrealized Appreciation	788,327
Gross Unrealized Depreciation	(123,539)
Net Unrealized Appreciation (Depreciation)	664,788
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $1,564,720,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G. During the six months ended July 31, 2026, the fund purchased $1,372,415,000 of investment securities and sold $1,213,070,000 of investment securities, other than temporary cash investments.
9

Global Capital Cycles Fund
H. Capital shares issued and redeemed were:
	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	Shares (000)	Shares (000)
Issued	30,086	72,932
Issued in Lieu of Cash Distributions	1,815	3,027
Redeemed	(32,544)	(25,089)
Net Increase (Decrease) in Shares Outstanding	(643)	50,870
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q532 092026
10

Financial Statements
For the six-months ended July 31, 2026
Vanguard Global ESG Select Stock Fund

Contents
Financial Statements	1

Global ESG Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Finland (1.0%)
	Metso OYJ	875,755	16,393
France (9.2%)
	L'Oreal SA	91,889	40,927
	Schneider Electric SE	120,683	40,548
	Cie Generale des Etablissements Michelin SCA	983,264	39,744
	Air Liquide SA Loyalty Shares 2027	139,596	27,501
			148,720
Hong Kong (3.1%)
	AIA Group Ltd.	4,951,916	49,920
Japan (3.8%)
	Recruit Holdings Co. Ltd.	441,769	34,935
	Mitsubishi UFJ Financial Group Inc.	1,181,228	26,385
			61,320
Netherlands (7.7%)
	ASML Holding NV	28,930	47,675
	DSM-Firmenich AG	360,417	38,856
	ING Groep NV	1,067,020	37,497
			124,028
Singapore (1.9%)
	DBS Group Holdings Ltd.	541,284	31,230
Spain (3.2%)
	Industria de Diseno Textil SA	794,720	51,866
Taiwan (5.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,232,816	91,186
United Kingdom (7.4%)
	Compass Group plc	1,615,613	51,305
	Ferguson Enterprises Inc.	164,195	38,476
	National Grid plc	1,776,445	28,433
			118,214
United States (56.3%)
	Microsoft Corp.	247,631	115,079
	Visa Inc. Class A	178,372	65,307
*	Advanced Micro Devices Inc.	111,656	53,165
	Amphenol Corp. Class A	330,424	53,099
	Texas Instruments Inc.	181,328	49,999
	Automatic Data Processing Inc.	187,008	49,830
	Danaher Corp.	237,849	46,376
	Weyerhaeuser Co.	1,833,703	45,898
*	Edwards Lifesciences Corp.	506,643	43,607
	M&T Bank Corp.	170,382	41,963
*	Mettler-Toledo International Inc.	29,404	41,645
*	Cadence Design Systems Inc.	116,181	39,504
	Northern Trust Corp.	214,950	39,162
*	Arista Networks Inc.	215,772	38,915
	Merck & Co. Inc.	257,823	33,569
	Prologis Inc.	228,313	33,016
	Procter & Gamble Co.	221,124	31,950
	Deere & Co.	40,632	24,081
	Marriott International Inc. Class A	58,346	21,753
	Trane Technologies plc	44,069	20,049
1

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
Progressive Corp.	85,307	18,036
		906,003
Total Common Stocks (Cost $1,070,513)		1,598,880
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1] Vanguard Market Liquidity Fund, 3.718% (Cost $15,138)	151,400	15,138
Total Investments (100.2%) (Cost $1,085,651)		1,614,018
Other Assets and Liabilities—Net (-0.2%)		(3,425)
Net Assets (100%)		1,610,593

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,070,513)	1,598,880
Affiliated Issuers (Cost $15,138)	15,138
Total Investments in Securities	1,614,018
Investment in Vanguard	34
Foreign Currency, at Value (Cost $1,647)	1,648
Receivables for Investment Securities Sold	17,197
Receivables for Accrued Income	1,884
Receivables for Capital Shares Issued	762
Total Assets	1,635,543
Liabilities
Payables for Investment Securities Purchased	19,019
Payables for Capital Shares Redeemed	4,976
Payables to Investment Advisor	789
Payables to Vanguard	166
Total Liabilities	24,950
Net Assets	1,610,593
At July 31, 2026, net assets consisted of:

Paid-in Capital	1,023,541
Total Distributable Earnings (Loss)	587,052
Net Assets	1,610,593

Investor Shares—Net Assets
Applicable to 5,959,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	261,418
Net Asset Value Per Share—Investor Shares	$43.86

Admiral™ Shares—Net Assets
Applicable to 24,592,597 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,349,175
Net Asset Value Per Share—Admiral Shares	$54.86
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global ESG Select Stock Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends[1]	15,834
Interest[2]	191
Total Income	16,025
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,624
Performance Adjustment	(219)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	380
Management and Administrative—Admiral Shares	1,338
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	31
Custodian Fees	11
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	3,199
Net Investment Income	12,826
Realized Net Gain (Loss)
Investment Securities Sold[2]	47,397
Foreign Currencies	(56)
Realized Net Gain (Loss)	47,341
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	115,907
Foreign Currencies	(102)
Change in Unrealized Appreciation (Depreciation)	115,805
Net Increase (Decrease) in Net Assets Resulting from Operations	175,972

1	Dividends are net of foreign withholding taxes of $543.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $172, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,826	25,946
Realized Net Gain (Loss)	47,341	40,513
Change in Unrealized Appreciation (Depreciation)	115,805	102,562
Net Increase (Decrease) in Net Assets Resulting from Operations	175,972	169,021
Distributions
Investor Shares	(4,720)	(11,803)
Admiral Shares	(23,802)	(55,295)
Total Distributions	(28,522)	(67,098)
Capital Share Transactions
Investor Shares	(15,159)	(30,580)
Admiral Shares	(39,822)	39,087
Net Increase (Decrease) from Capital Share Transactions	(54,981)	8,507
Total Increase (Decrease)	92,469	110,430
Net Assets
Beginning of Period	1,518,124	1,407,694
End of Period	1,610,593	1,518,124
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$39.89	$37.26	$32.76	$29.61	$30.97	$26.32
Investment Operations
Net Investment Income[1]	.324	.647	.639	.598	.524	.487
Net Realized and Unrealized Gain (Loss) on Investments	4.397	3.734	4.765	3.111	(1.298)	5.004
Total from Investment Operations	4.721	4.381	5.404	3.709	(.774 )	5.491
Distributions
Dividends from Net Investment Income	(.053 )	(.584 )	(.605 )	(.559 )	(.467 )	(.386 )
Distributions from Realized Capital Gains	(.698 )	(1.167)	(.299 )	—	(.119 )	(.455 )
Total Distributions	(.751 )	(1.751)	(.904 )	(.559 )	(.586 )	(.841 )
Net Asset Value, End of Period	$43.86	$39.89	$37.26	$32.76	$29.61	$30.97
Total Return[2]	12.27%	12.25%	16.60%	12.59%	-2.39%	20.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261	$253	$267	$218	$178	$169
Ratio of Total Expenses to Average Net Assets[3]	0.51%	0.54%[4]	0.58%	0.58%	0.57%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.72%	1.77%	1.97%	1.88%	1.61%
Portfolio Turnover Rate	32%	47%	33%	25%	38%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.00%), 0.03%, 0.03%, 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.54%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$49.88	$46.59	$40.96	$37.03	$38.73	$32.91
Investment Operations
Net Investment Income[1]	.434	.854	.838	.787	.684	.649
Net Realized and Unrealized Gain (Loss) on Investments	5.498	4.676	5.967	3.880	(1.609)	6.258
Total from Investment Operations	5.932	5.530	6.805	4.667	(.925 )	6.907
Distributions
Dividends from Net Investment Income	(.080 )	(.780 )	(.801 )	(.737 )	(.626 )	(.517 )
Distributions from Realized Capital Gains	(.872 )	(1.460)	(.374 )	—	(.149 )	(.570 )
Total Distributions	(.952 )	(2.240)	(1.175)	(.737 )	(.775 )	(1.087)
Net Asset Value, End of Period	$54.86	$49.88	$46.59	$40.96	$37.03	$38.73
Total Return[2]	12.34%	12.37%	16.72%	12.67%	-2.27%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,349	$1,266	$1,141	$911	$691	$606
Ratio of Total Expenses to Average Net Assets[3]	0.41%	0.44%[4]	0.48%	0.48%	0.47%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.81%	1.86%	2.07%	1.97%	1.71%
Portfolio Turnover Rate	32%	47%	33%	25%	38%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.00%), 0.03%, 0.03%, 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.44%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
8

Global ESG Select Stock Fund
B. Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the FTSE All-World Index for the preceding five years. For the six months ended July 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $219,000 (0.03%) based on performance.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	906,003	—	—	906,003
Common Stocks—Other	38,476	654,401	—	692,877
Temporary Cash Investments	15,138	—	—	15,138
Total	959,617	654,401	—	1,614,018

E. As of July 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,087,095
Gross Unrealized Appreciation	540,958
Gross Unrealized Depreciation	(14,035)
Net Unrealized Appreciation (Depreciation)	526,923
F. During the six months ended July 31, 2026, the fund purchased $474,633,000 of investment securities and sold $537,864,000 of investment securities, other than temporary cash investments.
G. Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	15,839	395	57,450	1,534
Issued in Lieu of Cash Distributions	4,293	121	10,471	288
Redeemed	(35,291)	(889)	(98,501)	(2,644)
Net Increase (Decrease)—Investor Shares	(15,159)	(373)	(30,580)	(822)
Admiral Shares
Issued	68,449	1,359	283,390	6,034
Issued in Lieu of Cash Distributions	21,481	483	47,012	1,027
Redeemed	(129,752)	(2,620)	(291,315)	(6,182)
Net Increase (Decrease)—Admiral Shares	(39,822)	(778)	39,087	879
9

Global ESG Select Stock Fund
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5472 092026
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Global Capital Cycles

A majority of independent trustees of the board of Vanguard Global Capital Cycles Fund (Trustees) has renewed the fund’s investment advisory arrangement with Wellington Management Company, LLP (Wellington Management). The Trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the Trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed their focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the Trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the Trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.

The Trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The Trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangements Real Estate Index Fund and Real Estate II Index Fund

A majority of independent trustees of the board of Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 21, 2026

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 21, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.